Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [LineItems]
Profit for the year	£ 590	£ 408	£ (2,335)
Items that may be reclassified to the income statement
Currency translation adjustment disposed	(4)	(51)
Attributable tax	(4)	9	(5)
Items that are not reclassified to the income statement
Fair value gain on other financial assets	8	13
Attributable tax		(4)
Attributable tax	9	(42)	58
Other comprehensive income/(expense) for the year	124	(155)	690
Total comprehensive income for the year	714	253	(1,645)
Attributable to:
Equity holders of the company	712	251	(1,648)
Non-controlling interest	2	2	3
Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	91	(158)	910
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	22	175	(268)
Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(1)	(104)	3
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	£ 3	£ 7	£ (8)